Organization and Basis of Presentation	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Orbitz
Entity Information [Line Items]
Organization and Basis of Presentation
Organization and Basis of Presentation

Description of the Business

Orbitz, Inc. was established in early 2000 by American Airlines, Inc., Continental Airlines, Inc., Delta Air Lines, Inc.,
Northwest Airlines, Inc. and United Air Lines, Inc. (the “Founding Airlines”). In November 2004, Orbitz was acquired by
Cendant Corporation (“Cendant”), whose online travel distribution businesses included the HotelClub and RatesToGo brands
(collectively referred to as “HotelClub”) and the CheapTickets brand. In February 2005, Cendant acquired ebookers Limited, an international online travel brand which currently has operations in 8 countries throughout Europe (“ebookers”).

Orbitz Worldwide, Inc. was incorporated in Delaware on June 18, 2007 and was formed to be the parent company of the business-to-consumer travel businesses of Travelport, including Orbitz.com, ebookers and HotelClub and the related subsidiaries and affiliates of those businesses. We are the registrant as a result of the completion of the initial public offering (the “IPO”) of 34.4 million shares of our common stock on July 25, 2007. On April 15, 2013, following the completion of the Travelport refinancing plan, Orbitz Worldwide, Inc. is no longer a “controlled company” as defined in Section 303A of the New York Stock Exchange listing rules.

We are a global online travel company (“OTC”) that uses innovative technology to enable leisure and business travelers to research, plan and book a broad range of travel products and services including hotels, flights, vacation packages, car rentals, cruises, rail tickets, travel insurance, destination services and event tickets. We provide our customers an easy-to-use booking experience across a wide variety of devices. Our global brand portfolio includes Orbitz.com and CheapTickets in the United States; ebookers in Europe; and HotelClub, which focuses on the Asia Pacific region. We also own and operate Orbitz for Business, which is a corporate travel management company, and the Orbitz Partner Network, which delivers private label travel solutions to a broad range of partners.

On February 12, 2015, Orbitz Worldwide, Inc., Expedia, Inc. (“Expedia”), and Xeta, Inc., an indirect wholly owned subsidiary of Expedia (“Merger Sub”), entered into an Agreement and Plan of Merger (the “Merger Agreement”).

The Merger Agreement provides, subject to the terms and conditions set forth therein, that Merger Sub will be merged with and into the Company (the “Merger”) among other things and, with the Company surviving the Merger as an indirect wholly owned subsidiary of Expedia. At the effective time of the Merger (the “Effective Time”), each share of common stock of the Company outstanding immediately prior to the Effective Time (other than any shares owned by the Company, Expedia, Merger Sub or Merger Sub’s direct parent or any dissenting shares) will be automatically converted into the right to receive $12.00 in cash, without interest.

The Board of Directors of the Company by a unanimous vote of directors present approved the Merger Agreement and the transactions contemplated thereby, including the Merger. On May 27, 2015, the Company’s shareholders voted to approve the Merger Agreement and the transactions contemplated thereby, including the Merger. Because the Company’s shareholders have approved the Merger, the Company’s Board of Directors may no longer effect a Change of Board Recommendation (as defined in the Merger Agreement) in connection with its fiduciary duties to the shareholders.

The closing of the Merger is subject to various customary conditions, including the expiration or termination of the applicable waiting period under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended, and other regulatory clearances, the absence of any governmental order prohibiting the consummation of the transactions contemplated by the Merger Agreement, the accuracy of the representations and warranties contained in the Merger Agreement (subject to certain materiality qualifications) and compliance with the covenants and agreements in the Merger Agreement in all material respects.
The Merger Agreement entered into on February 12, 2015, contains certain termination rights, and if the Merger Agreement is terminated as a result of the failure to obtain competition law approvals or a legal prohibition related to competition law matters, a termination fee of $115.0 million will be payable by Expedia to the Company, subject to certain limitations. In addition, subject to certain exceptions and limitations, if all conditions to closing other than obtaining regulatory clearances and conditions that by their nature are to be satisfied at the closing have been satisfied as of August 12, 2015, either the Company or Expedia may extend the termination date of the Merger Agreement until November 12, 2015. As of the date of this report, all conditions to the closing of the Merger other than obtaining all regulatory clearances and conditions that by their nature are to be satisfied at the closing have been satisfied. If neither party elects to extend the termination date on August 12, then either party may terminate the agreement.

On March 25, 2015, each of Orbitz and Expedia received a request for additional information or materials from the U.S. Department of Justice (the “DOJ”) in connection with the DOJ pending review of the proposed merger.

Reclassifications

Certain prior year amounts in the Condensed Consolidated Financial Statements have been reclassified to conform with the current year presentation.

Basis of Presentation

The accompanying Condensed Consolidated Financial Statements present the accounts of Orbitz.com, ebookers and HotelClub and the related subsidiaries and affiliates of those businesses, collectively doing business as Orbitz Worldwide, Inc.

As mentioned above, the Company entered into an agreement on February 12, 2015, that, if consummated, would result in the Company becoming an indirect wholly-owned subsidiary of Expedia, Inc. The accompanying Condensed Consolidated Financial Statements do not reflect any effects that would result if the agreement is consummated.

Basis of Presentation

Description of the Business

Orbitz, Inc. was established in early 2000 by American Airlines, Inc., Continental Airlines, Inc., Delta Air Lines, Inc., Northwest Airlines, Inc. and United Air Lines, Inc. (the “Founding Airlines”). In November 2004, Orbitz was acquired by Cendant Corporation (“Cendant”), whose online travel distribution businesses included the HotelClub and RatesToGo brands (collectively referred to as “HotelClub”) and the CheapTickets brand. In February 2005, Cendant acquired ebookers Limited, an international online travel brand which currently has operations in 8 countries throughout Europe (“ebookers”).

On August 23, 2006, Travelport Limited (“Travelport”), which consisted of Cendant’s travel distribution services businesses, including the businesses that currently comprise Orbitz Worldwide, Inc., was acquired by affiliates of The Blackstone Group and Technology Crossover Ventures.

Orbitz Worldwide, Inc. was incorporated in Delaware on June 18, 2007 and was formed to be the parent company of the business-to-consumer travel businesses of Travelport, including Orbitz.com, ebookers and HotelClub and the related subsidiaries and affiliates of those businesses. We are the registrant as a result of the completion of the initial public offering (the “IPO”) of 34.4 million shares of our common stock on July 25, 2007. On April 15, 2013, following the completion of the Travelport refinancing plan, Orbitz Worldwide, Inc. is no longer a “controlled company” as defined in Section 303A of the New York Stock Exchange listing rules. In the second quarter and early third quarter of 2014, Travelport sold approximately 47.7 million shares, and after its secondary stock offering on July 22, 2014, is no longer considered a related party. At December 31, 2014, Travelport and the investment funds that indirectly owned Travelport, beneficially owned approximately 1% of our outstanding common stock.

We are a global online travel company (“OTC”) that uses innovative technology to enable leisure and business travelers to research, plan and book a broad range of travel products and services including hotels, flights, vacation packages, car rentals, cruises, rail tickets, travel insurance, destination services and event tickets. We provide our customers an easy-to-use booking experience across a wide variety of devices. Our global brand portfolio includes Orbitz.com and CheapTickets in the United States; ebookers in Europe; and HotelClub, which focuses on the Asia Pacific region. We also own and operate Orbitz for Business, which is a corporate travel management company, and the Orbitz Partner Network, which delivers private label travel solutions to a broad range of partners.

Basis of Presentation

The accompanying consolidated financial statements present the accounts of Orbitz.com, ebookers and HotelClub and the related subsidiaries and affiliates of those businesses, collectively doing business as Orbitz Worldwide, Inc. These entities became wholly-owned subsidiaries of ours as part of an intercompany restructuring that was completed on July 18, 2007 in connection with the IPO. Prior to the IPO, these entities had operated as indirect, wholly-owned subsidiaries of Travelport.

As further discussed in Note 18 - “Subsequent Events”, the Company entered into an agreement on February 12, 2015, that, if consummated, would result in the Company becoming an indirect wholly-owned subsidiary of Expedia, Inc. The accompanying consolidated financial statements do not reflect any effects that would result if the agreement is consummated.